Long-Term Loans - Schedule of Annual Principal Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Equity Method Investments And Cost Method Investments [Abstract]
2015	$ 3,000
2016	3,000
2017	7,875
2018	22,500
2019	22,500
Total	$ 58,875